Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments In Associates And Joint Ventures
Schedule of investment in associated and joint ventures

Associates and joint ventures	% ownership	December 31, 2023	Additions and capitalizations	Equity results in income statement	Dividends declared	Translation adjustment (i)	Fair value remeasurement (i)	Other	December 31, 2024
Iron Solutions
Anglo American Minério de Ferro Brasil S.A. (iv)	15.00	-	670	3	-	(11)	-	1	663
Baovale Mineração S.A.	50.00	28	-	2	(3)	(6)	-	(1)	20
Companhia Coreano-Brasileira de Pelotização	50.00	73	-	27	(6)	(19)	-	-	75
Companhia Hispano-Brasileira de Pelotização	50.89	49	-	14	(10)	(11)	-	-	42
Companhia Ítalo-Brasileira de Pelotização	50.90	63	-	16	(7)	(17)	-	6	61
Companhia Nipo-Brasileira de Pelotização	51.00	150	-	41	(26)	(36)	-	-	129
MRS Logística S.A.	49.01	640	-	135	(27)	(157)	-	-	591
VLI S.A.	29.60	346	-	81	-	(86)	-	-	341
Samarco Mineração S.A. (note 27)	50.00	-	-	-	-	-	-	-	-
Vale Oman Distribution Center	50.00	-	-	16	-	-	600	-	616
		1,349	670	335	(79)	(343)	600	6	2,538
Energy Transition Metals
PT Vale Indonesia Tbk	33.88	-	-	(29)	-	-	1,910	4	1,885
		-	-	(29)	-	-	1,910	4	1,885
Others
Aliança Geração de Energia S.A. (ii)	-	356	-	4	-	(62)	-	(298)	-
Aliança Norte Energia Participações S.A.	51.00	106	-	(10)	-	(22)	-	-	74
Other		61	-	2	(1)	(13)	-	1	50
		523	-	(4)	(1)	(97)	-	(297)	124
Equity results in associates and joint ventures		1,872	670	302	(80)	(440)	2,510	(287)	4,547
Other results in associates and joint ventures (iii)		-	-	(571)	-	-	-	-	-
Equity results and other results in associates and joint ventures		-	-	(269)	-	-	-	-	-

(i)	It refers to the remeasurement at fair value of the remaining stake held by Vale on PT Vale Indonesia Tbk and Vale Oman Distribution Center, after the closing of the divestment transactions (notes 17b and 17d).
(ii)	The effect presented in “Other” column refers to derecognition of the investment due to the acquisition of control over Aliança Geração de Energia S.A., that became a subsidiary. Further details are disclosed in note 17(c) of these financial statements.
(iii)	It refers mainly to the expense with the additional provision for Samarco in the amount of US$956 (note 27), net of the gain of US$305 due to the acquisition of Aliança Geração de Energia S.A. (note 17c).
(iv)	The effect presented in “additions and capitalizations” column refers to the purchase of 15% stake in Anglo American Minério de Ferro Brasil S.A. (note 17a).

Summarized financial information about relevant associates and joint ventures

	Year ended December 31, 2024
	Aliança Norte Energia Participações	Anglo American Minério de Ferro do Brasil S.A.	Pelletizing plants (i)	MRS Logística	PT Vale Indonesia Tbk	Vale Oman Distribution Center	VLI S.A.
Current assets	-	683	369	868	1,183	88	786
Non-current assets	146	8,375	374	2,461	4,792	1,779	2,757
Total assets	146	9,058	743	3,329	5,975	1,867	3,543

Current liabilities	-	1,033	138	547	264	40	799
Non-current liabilities	1	2,081	-	1,576	147	596	1,592
Total liabilities	1	3,114	138	2,123	411	636	2,391
Equity	145	5,944	605	1,206	5,564	1,231	1,152

Net revenue	-	2,085	307	1,303	472	67	1,705
Net income (loss)	(20)	401	194	263	(85)	31	275

	Year ended December 31, 2023
	Aliança Geração de Energia	Aliança Norte Energia Participações	Pelletizing plants (i)	MRS Logística	VLI S.A.
Current assets	120	-	374	954	935
Non-current assets	1,064	210	420	2,779	3,309
Total assets	1,184	210	794	3,733	4,244

Current liabilities	171	-	133	704	933
Non-current liabilities	365	2	1	1,709	2,143
Total liabilities	536	2	134	2,413	3,076
Equity	648	208	660	1,320	1,168

Net revenue	230	-	194	1,291	1,682
Net income (loss)	88	(15)	172	243	(366)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

Schedule of material consolidated

	Location	Main activity/Business	% Ownership	% Voting capital	% Noncontrolling interest
Direct and indirect subsidiaries
Aliança Geração de Energia S.A.	Brazil	Energy	100.0%	100.0%	0.0%
Companhia Portuária da Baía de Sepetiba	Brazil	Iron ore	100.0%	100.0%	0.0%
Minerações Brasileiras Reunidas S.A. (“MBR”)	Brazil	Iron ore	100.0%	100.0%	0.0%
Salobo Metais S.A.	Brazil	Copper	90.0%	90.0%	10.0%
Vale Base Metals Limited	United Kindgdom	Holding	90.0%	90.0%	10.0%
Vale Holdings B.V.	Netherlands	Holding and research	100.0%	100.0%	0.0%
Vale Canada Limited	Canada	Nickel	90.0%	90.0%	10.0%
Vale International S.A.	Switzerland	Trading and holding	100.0%	100.0%	0.0%
Vale Malaysia Minerals Sdn. Bhd.	Malaysia	Iron ore	100.0%	100.0%	0.0%
Vale Oman Pelletizing Company LLC	Oman	Pelletizing plant	100.0%	100.0%	0.0%

Summarized financial information of noncontrolling interest

	December 31, 2024
	Vale Base Metals Limited	Other	Total
Current assets	18	-	-
Non-current assets	13,141	-	-
Related parties – Shareholders	249	-	-
Total assets	13,408	-	-

Current liabilities	-	-	-
Non-current liabilities	-	-	-
Related parties – Shareholders	1,159	-	-
Total liabilities	1,159	-	-

Equity	12,249	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,225	(103)	1,122

Net income	(692)	-	-
Net income (loss) attributable to noncontrolling interests	(195)	4	(191)

Dividends paid to noncontrolling interests	-	-	-

	December 31, 2023
	PTVI	Other	Total
Current assets	885	-	-
Non-current assets	2,977	-	-
Related parties – Shareholders	83	-	-
Total assets	3,945	-	-

Current liabilities	221	-	-
Non-current liabilities	239	-	-
Total liabilities	460	-	-

Equity	3,484	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,599	(79)	1,520

Net income	207	-	-
Net income (loss) attributable to noncontrolling interests	144	(22)	122

Dividends paid to noncontrolling interests	33	8	41

	December 31, 2022
	PTVI	Vale Oman Pelletizing	Other	Total
Current assets	853	84	-	-
Non-current assets	2,147	581	-	-
Related parties – Shareholders	113	81	-	-
Total assets	3,113	746	-	-

Current liabilities	183	96	-	-
Non-current liabilities	249	149	-	-
Related parties – Shareholders	-	297	-	-
Total liabilities	432	542	-	-

Equity (negative reserves)	2,681	204	-	-
Equity (negative reserves) attributable to noncontrolling interests	1,492	61	(62)	1,491

Net income	181	29	-	-
Net income (loss) attributable to noncontrolling interests	101	9	(28)	82

Dividends paid to noncontrolling interests	-	12	-	12